Investments in Associates and Joint Ventures - Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 1,471	$ 1,428	$ 1,431
Statement of profit or loss
Revenue	4,543	4,254	4,174
Other operating costs and expenses	(88)	(110)	(96)
Amortisation of tangible and intangible assets (note 4)	823	809	777
Finance costs and unwinding of obligations	(169)	(180)	(245)
Interest received	15	22	28
Taxation	(108)	(189)	(211)
Profit (loss) for the year	(171)	80	(70)
Other comprehensive income for the year, net of tax	154	187	(363)
Total comprehensive income (loss) for the year, net of tax	(17)	267	(433)
Statement of financial position
Non-current assets	5,726	5,987	5,934
Cash and cash equivalents	205	215	484	$ 468
Total assets	7,219	7,153	7,284
Total liabilities	$ 4,515	$ 4,399	$ 4,817
Kibali
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%
Kibali
Disclosure of joint ventures [line items]
Ownership interest in joint venture	45.00%	45.00%	45.00%
Investments in joint ventures	$ 1,423	$ 1,400	$ 1,406
Statement of profit or loss
Revenue	755	709	747
Other operating costs and expenses	(530)	(471)	(398)
Amortisation of tangible and intangible assets (note 4)	(264)	(211)	(193)
Finance costs and unwinding of obligations	(5)	(5)	(5)
Interest received	4	5	5
Taxation	54	23	(18)
Profit (loss) for the year	14	50	138
Other comprehensive income for the year, net of tax	0	0	3
Total comprehensive income (loss) for the year, net of tax	14	50	141
Dividends received from joint venture (attributable)	0	30	35
Statement of financial position
Non-current assets	2,834	2,805	2,754
Current assets	166	179	259
Cash and cash equivalents	3	19	22
Total assets	3,003	3,003	3,035
Non-current financial liabilities	41	47	52
Other non-current liabilities	23	32	57
Current financial liabilities	7	10	10
Other current liabilities	107	133	125
Total liabilities	178	222	244
Net assets	2,825	2,781	2,791
Immaterial joint ventures
Disclosure of joint ventures [line items]
Investments in joint ventures	48	28	25
Statement of profit or loss
Revenue	113	114	138
Other operating costs and expenses	(94)	(95)	(102)
Amortisation of tangible and intangible assets (note 4)	(16)	(18)	(21)
Taxation	(2)	(3)	(7)
Profit (loss) for the year	1	(2)	8
Total comprehensive income (loss) for the year, net of tax	1	(2)	8
Sadiola (note 8)
Disclosure of joint ventures [line items]
Reversal (impairment) of investments in joint ventures	2	11	12
Cumulative unrecognised share of losses of the joint ventures:	0	0	10
Morila
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	7	9	0
Yatela
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	2	3	0
Entity's Share Of Net Assets For Joint Ventures [Member] | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	1,413	1,391	1,396
Entity's Share Other For Joint Ventures [Member] | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 10	$ 9	$ 10